UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2012

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        4101 Cox Road, Suite 110
                Glen Allen, Virginia 23060

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Pamela Simms
Title:    Operations Manager
Phone:    (804) 270-4000

Signature, Place, and Date of Signing:
Pamela Simms        Glen Allen, Virginia     August 9, 2012
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $175,868 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


06/30/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










A T & T Inc.
Common
00206R102
226,798
6,360
x
ALL
6,360

0
AFLAC Incorporated
Common
001055102
7,517,560
176,510
x
ALL
172,810

3,700
Altria Group, Inc.
Common
02209S103
464,730
13,451
x
ALL
13,451

0
Analog Devices, Inc.
Common
032654105
4,102,188
108,898
x
ALL
103,348

5,550
Applied Materials, Inc.
Common
038222105
5,850,215
511,159
x
ALL
495,659

15,500
Baker Hughes Inc.
Common
057224107
2,930,430
71,300
x
ALL
68,800

2,500
BB&T Corporation
Common
054937107
246,800
8,000
x
ALL
8,000

0
Charles Schwab Corp
Common
808513105
1,539,378
119,055
x
ALL
119,055

0
Chevron Corporation
Common
166764100
4,634,913
43,933
x
ALL
42,683

1,250
Dominion Resources, Inc.
Common
25746U109
343,872
6,368
x
ALL
6,368

0
Eaton Vance Corp.
Common
278265103
3,731,767
138,470
x
ALL
131,820

6,650
Exxon Mobil Corporation
Common
30231G102
1,318,548
15,409
x
ALL
13,409

2,000
Gilead Sciences, Inc.
Common
375558103
1,497,120
29,195
x
ALL
28,095

1,100
Google Inc.
Common
38259P508
2,696,165
4,648
x
ALL
4,460

188
Greenhill Common Stock
Common
395259104
4,694,570
131,685
x
ALL
128,610

3,075
HCC Insurnce Hldngs, Inc.
Common
404132102
226,080
7,200
x
ALL
7,200

0
Houston Wire & Cable
Common
44244K109
3,433,273
314,115
x
ALL
297,465

16,650
Illinois Tool Works Inc
Common
452308109
3,077,563
58,188
x
ALL
55,788

2,400
Intel Corporation
Common
458140100
6,395,385
239,977
x
ALL
232,627

7,350
Interpublic Grp of Cmpns
Common
460690100
3,061,161
282,135
x
ALL
271,135

11,000
Itron, Inc.
Common
465741106
1,137,812
27,590
x
ALL
25,340

2,250
Johnson & Johnson
Common
478160104
835,164
12,362
x
ALL
12,362

0
KEMET Corporation
Common
488360207
200,331
33,333
x
ALL
33,333

0
Linear Technology Corp
Common
535678106
1,510,733
48,220
x
ALL
46,270

1,950










Page Total


61,672,555





















06/30/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Mkt Vctors JR Gold Mines
ETF
57060U589
200,360
10,430
x
ALL
10,430

0
Mastercard Incorporated
Common
57636Q104
4,600,215
10,695
x
ALL
10,335

360
Meredith Corporation
Common
589433101
5,541,811
173,507
x
ALL
168,832

4,675
Microsoft Corporation
Common
594918104
5,985,302
195,662
x
ALL
186,687

8,975
Molex Incorporated Cl A
Common
608554200
2,885,304
142,625
x
ALL
135,475

7,150
New York Cmmnty Bncrp In
Common
649445103
3,725,343
297,314
x
ALL
290,139

7,175
Newmont Mining Corp
Common
651639106
6,585,570
135,757
x
ALL
131,332

4,425
Noble Corporation
Common
H5833N103
6,642,874
204,208
x
ALL
200,208

4,000
Oracle Corporation
Common
68389X105
4,831,774
162,686
x
ALL
157,336

5,350
Paychex, Inc.
Common
704326107
6,914,471
220,136
x
ALL
211,236

8,900
Philip Morris Intl
Common
718172109
1,293,630
14,825
x
ALL
14,825

0
Portfolio Rcvry Assoctes
Common
73640Q105
2,422,953
26,550
x
ALL
25,625

925
Principal Finl Group, Inc
Common
74251V102
6,667,797
254,205
x
ALL
241,755

12,450
Prudential Finl, Inc.
Common
744320102
5,684,956
117,385
x
ALL
113,435

3,950
Qualcomm Inc.
Common
747525103
6,164,820
110,719
x
ALL
106,244

4,475
Rocky Mtn Chocolate Facto
Common
774678403
1,540,471
133,954
x
ALL
128,794

5,160
Seadrill Limited
Common
G7945E105
7,701,181
216,813
x
ALL
208,288

8,525
Sirona Dental Sys, Inc.
Common
82966C103
1,005,748
22,345
x
ALL
21,595

750
Sovran Self Storage, Inc.
Common
84610H108
2,877,645
57,449
x
ALL
55,299

2,150
SPDR Barclays Cap Short
ETF
78464A474
217,718
7,150
x
ALL
7,150

0
Teva Pharm Inds Ltd ADR F
Common
881624209
6,070,084
153,907
x
ALL
148,282

5,625
Tower Group Inc
Common
891777104
2,119,052
101,536
x
ALL
96,136

5,400
Transocean Ltd.
Common
H8817H100
2,621,294
58,603
x
ALL
57,603

1,000
Urban Outfitters, Inc.
Common
917047102
1,213,132
43,970
x
ALL
40,970

3,000










Page Total


95,513,505


























06/30/2012
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Valley National Bancorp
Common
919794107
2,852,669
269,120
x
ALL
261,522

7,598
Varian Medical Sys, Inc.
Common
92220P105
2,225,094
36,615
x
ALL
35,259

1,356
VG Dvdend Achievers Fund
ETF
921908844
243,767
4,300
x
ALL
4,300

0
VG Large-Cap Growth Fund
ETF
922908736
460,904
6,777
x
ALL
6,777

0
VG Pacific Fund
ETF
922042866
292,701
5,840
x
ALL
5,840

0
VG Short-Term Corp Bond
ETF
92206C409
387,835
4,900
x
ALL
4,900

0
Vodafone Group Plc Adr
Common
92857W209
5,196,307
184,397
x
ALL
177,847

6,550
Western Union
Common
959802109
7,022,706
417,025
x
ALL
403,250

13,775










Page Total


18,681,983
















Grand Total


175,868,043



































































